Fair values of financial assets and financial liabilities - Reconciliation of non-market observables (Details) - AUD ($) $ in Millions		6 Months Ended
	Apr. 14, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Derivative financial instruments		$ 22,373	$ 23,367	$ 56,661
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Derivative financial liabilities		20,303	23,054	48,089
Day one profit or loss
Closing balance of unrecognised day one profit (loss)		3	$ 4	$ 3
Liabilities held for sale
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Derivative financial liabilities		6
Assets held for sale
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Derivative financial instruments		7
Valuation techniques (Non-market observable) (Level 3)
Significant unobservable inputs
Indirect investment in Coinbase		573
Valuation techniques (Non-market observable) (Level 3) | Upside scenario
Significant unobservable inputs
Increase (decrease) in financial assets measured at FVIS, attributable to changes in market risk	$ 143
Valuation techniques (Non-market observable) (Level 3) | Downside scenario
Significant unobservable inputs
Increase (decrease) in financial assets measured at FVIS, attributable to changes in market risk	$ (56)
At fair value | Valuation techniques (Non-market observable) (Level 3)
Assets
Balance at the beginning of the period		399
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements		560
Other comprehensive income		43
Acquisition and issues		184
Disposal and settlements		(179)
Balance at the end of the period		1,007
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year		562
Liabilities
Balance at the beginning of the year		13
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements		10
Acquisition and issues		2
Balance at the end of the year		25
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year		(16)
At fair value | Valuation techniques (Non-market observable) (Level 3) | Derivative financial instruments
Liabilities
Balance at the beginning of the year		13
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements		10
Acquisition and issues		2
Balance at the end of the year		25
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year		(16)
At fair value | Valuation techniques (Non-market observable) (Level 3) | Trading securities and financial assets measured at FVIS
Assets
Balance at the beginning of the period		221
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements		547
Acquisition and issues		1
Disposal and settlements		(169)
Balance at the end of the period		600
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year		547
At fair value | Valuation techniques (Non-market observable) (Level 3) | Investment securities
Assets
Balance at the beginning of the period		153
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Other comprehensive income		43
Acquisition and issues		179
Disposal and settlements		(7)
Balance at the end of the period		368
At fair value | Valuation techniques (Non-market observable) (Level 3) | Other
Assets
Balance at the beginning of the period		25
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements		13
Acquisition and issues		4
Disposal and settlements		(3)
Balance at the end of the period		39
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year		$ 15